Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	£ 8,085	£ 8,822
Total other revenue	404	622
Total revenue from continuing operations	8,489	9,444	[1]
UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,301	4,285
Total other revenue	8	304
Total revenue from continuing operations	4,309	4,589
US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	3,784	4,537
Total other revenue	396	318
Total revenue from continuing operations	4,180	4,855
UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,308	947
Total other revenue	29	8
Total revenue from continuing operations	1,337	955
UK Electricity Transmission | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,308	947
Total other revenue	29	8
UK Electricity Transmission | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	846	983
Total other revenue	2	14
Total revenue from continuing operations	848	997
UK Electricity Distribution | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	846	983
Total other revenue	2	14
UK Electricity Distribution | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,717	2,045
Total other revenue	0	0
Total revenue from continuing operations	1,717	2,045
UK Electricity System Operator | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,717	2,045
Total other revenue	0	0
UK Electricity System Operator | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,376	1,732
Total other revenue	65	28
Total revenue from continuing operations	1,441	1,760
New England | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,376	1,732
Total other revenue	65	28
New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,337	2,740
Total other revenue	28	18
Total revenue from continuing operations	2,365	2,758
New York | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New York | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,337	2,740
Total other revenue	28	18
National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	501	375
Total other revenue	138	301
Total revenue from continuing operations	639	676
National Grid Ventures | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	430	310
Total other revenue	(50)	83
National Grid Ventures | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	71	65
Total other revenue	188	218
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	142	253
Total revenue from continuing operations	142	253
Other | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	27	199
Other | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	115	54
Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,056	1,484
Transmission | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,299	931
Transmission | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Transmission | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	5	77
Transmission | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	43	53
Transmission | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	283	117
Transmission | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	426	306
Transmission | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,186	5,232
Distribution | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	810	940
Distribution | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,329	1,675
Distribution | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,047	2,617
Distribution | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,712	1,968
System Operator | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,712	1,968
System Operator | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Generation
Revenue from Contracts with Customers [line items]
Total other revenue	181	224
Generation | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New England
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New York
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total other revenue	181	224
Generation | Other
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	131	138
Total other revenue	223	398
Other | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	9	16
Total other revenue	29	8
Other | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	36	43
Total other revenue	2	14
Other | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
Other | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4	4
Total other revenue	65	28
Other | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	7	6
Total other revenue	28	18
Other | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	75	69
Total other revenue	(43)	77
Other | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	£ 142	£ 253

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.